Schedule of Investments(a)
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.89%
Aerospace & Defense–2.97%
Airbus SE (France)	798,073	$117,195,729
Boeing Co. (The)	169,312	61,998,668
L3Harris Technologies, Inc.	516,943	103,952,068
Lockheed Martin Corp.	137,622	53,814,331
		336,960,796
Agricultural & Farm Machinery–0.48%
Deere & Co.	324,489	54,530,376
Application Software–5.27%
Adobe, Inc.(b)	376,413	116,511,116
salesforce.com, inc.(b)	2,104,175	342,749,066
Splunk, Inc.(b)	819,266	122,250,872
Synopsys, Inc.(b)	119,821	16,899,554
		598,410,608
Asset Management & Custody Banks–3.03%
Apollo Global Management, Inc.	3,753,582	164,406,892
Carlyle Group L.P. (The)	1,957,083	58,321,073
KKR & Co., Inc., Class A	4,132,406	121,864,653
		344,592,618
Biotechnology–1.10%
Alnylam Pharmaceuticals, Inc.(b)	295,088	34,566,608
BeiGene Ltd., ADR (China)(b)	259,266	52,706,185
Moderna, Inc.(b)(c)	1,391,847	28,338,005
Sage Therapeutics, Inc.(b)	59,942	9,277,224
		124,888,022
Commodity Chemicals–0.25%
LyondellBasell Industries N.V., Class A	311,116	28,790,675
Consumer Electronics–1.25%
Sony Corp. (Japan)	2,235,000	141,424,876
Data Processing & Outsourced Services–8.52%
Fiserv, Inc.(b)	1,031,508	119,902,490
Mastercard, Inc., Class A	930,136	271,813,643
PayPal Holdings, Inc.(b)	1,318,240	142,383,103
Visa, Inc., Class A	2,348,638	433,347,197
		967,446,433
Distillers & Vintners–0.05%
Constellation Brands, Inc., Class A	30,229	5,624,408
Diversified Support Services–1.09%
Cintas Corp.	481,331	123,730,947
Environmental & Facilities Services–1.26%
Republic Services, Inc.	476,903	42,277,451
Shares		Value
Environmental & Facilities Services–(continued)
Waste Management, Inc.	894,313	$100,976,881
		143,254,332
Financial Exchanges & Data–1.11%
London Stock Exchange Group PLC (United Kingdom)	605,423	53,787,880
S&P Global, Inc.	271,300	71,799,545
		125,587,425
Health Care Equipment–5.10%
Abbott Laboratories	1,015,965	86,814,209
Boston Scientific Corp.(b)	2,630,697	113,777,645
Intuitive Surgical, Inc.(b)	180,026	106,737,415
Stryker Corp.	163,473	33,489,079
Teleflex, Inc.	437,525	154,595,084
Zimmer Biomet Holdings, Inc.	576,069	83,691,304
		579,104,736
Home Improvement Retail–3.91%
Home Depot, Inc. (The)	50,888	11,221,313
Lowe’s Cos., Inc.	3,687,529	432,584,027
		443,805,340
Hotels, Resorts & Cruise Lines–2.33%
Norwegian Cruise Line Holdings Ltd.(b)	412,697	22,137,067
Royal Caribbean Cruises Ltd.	2,022,816	242,778,376
		264,915,443
Industrial Conglomerates–0.43%
Roper Technologies, Inc.	134,750	48,559,858
Industrial Gases–0.63%
Air Products and Chemicals, Inc.	301,133	71,166,762
Industrial Machinery–0.24%
Stanley Black & Decker, Inc.	175,388	27,665,703
Interactive Home Entertainment–6.82%
Activision Blizzard, Inc.	5,901,206	323,563,125
Electronic Arts, Inc.(b)	1,085,043	109,600,194
Nintendo Co., Ltd. (Japan)	739,000	286,040,569
Take-Two Interactive Software, Inc.(b)	450,824	54,707,492
		773,911,380
Interactive Media & Services–10.85%
Alphabet, Inc., Class A(b)	506,834	660,957,151
Facebook, Inc., Class A(b)	2,829,227	570,485,332
		1,231,442,483
Internet & Direct Marketing Retail–12.52%
Alibaba Group Holding Ltd., ADR (China)(b)	1,979,220	395,844,000
Amazon.com, Inc.(b)	466,144	839,432,115

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
Booking Holdings, Inc.(b)	80,024	$152,368,097
Farfetch Ltd., Class A (United Kingdom)(b)	3,418,326	34,046,527
		1,421,690,739
Investment Banking & Brokerage–0.41%
Goldman Sachs Group, Inc. (The)	212,128	46,954,533
Life & Health Insurance–0.15%
Athene Holding Ltd., Class A(b)	377,593	16,999,237
Life Sciences Tools & Services–3.95%
Avantor, Inc.(b)	2,062,531	35,331,156
Illumina, Inc.(b)	601,546	192,951,895
IQVIA Holdings, Inc.(b)	697,112	101,764,410
Thermo Fisher Scientific, Inc.	375,473	117,879,748
		447,927,209
Managed Health Care–1.92%
Anthem, Inc.	197,533	57,019,876
UnitedHealth Group, Inc.	575,911	161,180,211
		218,200,087
Movies & Entertainment–1.40%
Netflix, Inc.(b)	395,003	124,291,644
Vivendi S.A. (France)	1,254,991	34,453,961
		158,745,605
Oil & Gas Refining & Marketing–0.52%
Marathon Petroleum Corp.	976,171	59,195,009
Packaged Foods & Meats–1.90%
Tyson Foods, Inc., Class A	2,397,551	215,515,859
Pharmaceuticals–1.30%
Novo Nordisk A/S, Class B (Denmark)	498,516	27,994,866
Zoetis, Inc.	991,044	119,440,623
		147,435,489
Railroads–1.01%
Canadian Pacific Railway Ltd. (Canada)	222,183	52,932,878
Union Pacific Corp.	348,076	61,257,895
		114,190,773
Semiconductor Equipment–2.02%
Applied Materials, Inc.	3,483,516	201,695,577
ASML Holding N.V., New York Shares (Netherlands)	103,876	28,110,923
		229,806,500
Semiconductors–3.13%
Broadcom, Inc.	439,982	139,126,708
NVIDIA Corp.	345,992	74,990,306
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	1,689,235	$141,135,585
		355,252,599
Specialty Chemicals–0.50%
Sherwin-Williams Co. (The)	97,109	56,627,171
Systems Software–6.74%
Microsoft Corp.	3,531,804	534,644,489
Palo Alto Networks, Inc.(b)	603,257	137,072,056
ServiceNow, Inc.(b)	330,920	93,663,597
		765,380,142
Technology Hardware, Storage & Peripherals–3.29%
Apple, Inc.	1,396,207	373,136,321
Tobacco–2.09%
Philip Morris International, Inc.	2,855,457	236,803,049
Trucking–0.35%
Lyft, Inc., Class A(b)	566,061	27,725,668
Uber Technologies, Inc.(b)	410,081	12,138,397
		39,864,065
Total Common Stocks & Other Equity Interests (Cost $6,049,216,066)		11,339,537,608

Money Market Funds–0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)	240	240
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)	1,655,579	1,656,241
Invesco Treasury Portfolio, Institutional Class, 1.52%(d)	275	275
Total Money Market Funds (Cost $1,656,756)		1,656,756
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $6,050,872,822)		11,341,194,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	1,008,855	1,008,855
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	334,822	334,956
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,343,811)		1,343,811
TOTAL INVESTMENTS IN SECURITIES–99.92% (Cost $6,052,216,633)		11,342,538,175
OTHER ASSETS LESS LIABILITIES—0.08%		9,382,964
NET ASSETS–100.00%		$11,351,921,139
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,678,639,727	$660,897,881	$—	$11,339,537,608
Money Market Funds	3,000,567	—	—	3,000,567
Total Investments	$10,681,640,294	$660,897,881	$—	$11,342,538,175
Invesco American Franchise Fund